Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Statement of Cash Flow [Abstract]
Summary of Change in Cash Flow Information

	December 31, 2018	December 31, 2017
Changes in non-cash working capital
Accounts receivable and other	$(1,471)	$(2,456)
Inventories	20,775	(31,437)
Accounts payable and accrued liabilities	(14,242)	(1,862)
Total	$5,062	$(35,755)
Supplementary cash flow information
Income taxes paid	$36,879	$42,293
Interest paid	$36,750	$36,750